Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales (note 23)	$ 72,431	$ 67,414	$ 62,932
Cost of sales	22,393	18,408	15,476
Gross profit	50,038	49,006	47,456
Selling, general and administrative expenses (including rent expenses incurred to related party of 2016 - $807, 2015 - $852, 2014 - $869) (note 12(b))	41,980	37,481	34,338
Provision (recovery) for doubtful accounts	1,412	(49)	329
Research and development expenses - (net of 2016- $nil, 2015 - $16, 2014 $nil in government research grants)	12,648	9,490	10,934
Loss on disposal and impairment of property, plant and equipment (note 9)	478	26	74
Government grants recognized in income	(6,984)	(1,637)	(104)
Total operating expenses	49,534	45,311	45,571
Operating income	504	3,695	1,885
Interest and financing expenses - (including interest expenses incurred to related party, 2016 - $176, 2015 - $183, 2014 - $221) (note 12(a))	(1,729)	(1,920)	(3,407)
Interest income	731	1,155	2,684
Other income (expenses)	100	(174)	1,186
Income (loss) from continuing operations before income taxes	(394)	2,756	2,348
Income tax expense (note 14)	(2,664)	(2,985)	(2,069)
Income (loss) from continuing operations	(3,058)	(229)	279
Income (loss) from discontinued operations, net of tax of nil (note 4)	2,338	(728)	(1,524)
Net loss	(720)	(957)	(1,245)
Less: (Income) loss attributable to non-controlling interests	124	(459)	(270)
Net loss attributable to shareholders of Sinovac	(596)	(1,416)	(1,515)
Income (loss) from continuing operations	(3,058)	(229)	279
Foreign currency translation adjustments		(4,047)	(2,320)
Income (loss) from discontinued operations	2,338	(728)	(1,524)
Comprehensive loss	(9,563)	(5,342)	(3,648)
Less: comprehensive loss attributable to non-controlling interests	953	82	35
Comprehensive loss attributable to shareholders of Sinovac	$ (8,610)	$ (5,260)	$ (3,613)
Basic net income (loss) per share:
Continuing operations	$ (0.05)	$ (0.02)	$ 0.00
Discontinued operations	0.04	(0.01)	(0.03)
Basic net loss per share	(0.01)	(0.03)	(0.03)
Diluted net income (loss) per share:
Continuing operations	(0.05)	(0.02)	0.00
Discontinued operations	0.04	(0.01)	(0.03)
Diluted net loss per share	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average number of shares of common stock outstanding
- Basic (in shares)	56,949,083	56,313,927	55,681,076
- Diluted (in shares)	56,949,083	56,313,927	56,114,202
Continuing Operations [Member]
Income tax expense (note 14)	$ 2,664	$ 2,985	$ 2,069
Foreign currency translation adjustments	(8,843)	(4,047)	(2,320)
Comprehensive loss	(11,901)	(4,276)	(2,041)
Discontinued Operations [Member]
Income tax expense (note 14)	0	0	0
Foreign currency translation adjustments	0	(338)	(83)
Income (loss) from discontinued operations	0	0	0
Comprehensive loss	$ 2,338	$ (1,066)	$ (1,607)